September 30, 2004



Volumetric Fund, Inc.                                                        3
A No-Load Mutual Fund

_____________________________

Third Quarter
Report 2004






                         Volumetric Fund, Inc.

                               <LOGO>






























To our shareholders:

Due to higher oil prices and interest rates, stock prices closed lower in the third quarter, despite an improving economy. Although our NAV decreased 3.2% to $19.35, we are still up 3.2% year to date. We continue to beat all the major market indexes this year, as shown below.

 We remain enthusiastic about our disciplined, mathematics based 'Volume and Range' system. As we mentioned in our prior reports, this system was introduced over 4 years ago on September 1, 2000. Since then we have significantly outperformed the stock market. Cumulative results are summarized in the following table.


                    Third         Year to 	     Since
                    Quarter        Date            9/1/2000*

Volumetric Fund   -  3.2%	  + 3.2%           + 17.0%
Dow-Jones Ind. 	  -  3.4          - 3.6            - 10.3
NYSE Index	  -  0.5          + 2.0	           -  6.8
S&P 500	          -  2.3	  + 0.2	           - 26.7
NASDAQ	          -  7.4	  - 5.3	           - 55.2
    *Introduction of 'Volume and Range' system


The Volumetric Index which measures the value of a $10,000 hypothetical investment in Volumetric on January 1, 1979, with all distributions reinvested, stood at $157,151 on September 30, about 3% below its record high of $162,219 that was established on June 30, 2004..

PORTFOLIO REVIEW

During the third quarter we purchased 39 new stocks and sold 42. Currently, we have 78 stocks in our portfolio including 66 gainers and 12 losers. Our best percentage gainer is takeover stock Metro-Goldwin-Meyer with a 218% unrealized gain. It is followed by McDonalds with a 119% gain. Our worst stock is Talbot with a 10% loss. Our average stock is up 19.3%. We have increased our cash position to 12.4%, at the end of third quarter, up from 5.2% since June 30, 2004.

	We added the following stocks to our portfolio during the third quarter: Adaptec, AG Edwards, AGCO Corp., American Express, Bellsouth, Boston Scientific, Cooper Cameron, Dow Chemical, Eastman Kodak, Electronic Data Systems, Fox Entertainment, Genzyme, Hain Celestial Group, Helen of Troy, Home Depot, International Rectifier, Jefferson-Pilot, JM Smucker, Knight Ridder, Kohl's, Lincoln National, Liz Claiborne, Millipore, Mylan Laboratories, National Semiconductor, Newmont Mining, North Fork Bancorp, Omnicare, Pall Corp., Perkin Elmer, Pioneer Natural Resources, Ryland Group, SBC Communications, Schwab Charles, Shopko Stores, Talbots, Texas Instruments, VeriSign and Watson Phamareuticals.

The following stocks were sold since July 1: ABM Industries, Amerada Hess, Amsouth, Autodesk, Benchmark Electronics, Boise Cascade, Brink's, Brocade Communications, California Pizza Kitchen, Coca Cola Enterprises, Cognos, Conagra, Disney, Dow-Jones Diamonds Trust, First Data, Gencorp, General Electric, General Motors, Genesco, Intel, Interpublic Group, Intuit, Long Drug Stores, McKesson, Nasdaq 100 Trust, Option Care, Pentair, Perot Systems, Pinnacle Systems, PNC Financial, Pride International, Safeway, Scientific Atlanta, Siebel Systems, Smithfield Foods, Steris, Sungard Data S., Tetratech, Thermo-electron, Thomas & Betts, Valspar and Varian.

Among the stocks sold our top five winners were: Autodesk with a 171% realized gain, followed by Scientific Atlanta with 111%, Option Care with 96%, Pentair with 88% and Thermoelectron with 62% gain, respectively.

Our ten largest stock holdings, expressed as a percentage of total net assets, are shown in the following table:

                 TOP TEN COMMON STOCK HOLDINGS
                 -----------------------------
                       (as of 9/30/2004)

	                   % of Total  % Gain
EGL, Inc.	                1.96%   85.5%
McDonalds	                1.88   118.8
Carnival Corp.          	1.61	85.4
Norfolk Southern	        1.42	56.8
Smith International          	1.40	63.1
Sherwin-Williams        	1.30	49.2
McCormick                	1.32	50.2
CNF, Inc.	                1.31	24.8
Anixter                 	1.31	44.1
Banknorth Group	                1.29	49.8


PROXY VOTING INFORMATION

	Information is now available to shareholders who are interested in the Fund's proxy voting record regarding its securities. This information is available without charge upon request. It may be obtained either by calling the Fund's toll-free number, 800-541-3863, or by visiting the SEC's website at www.sec.org. There you have to search for Form N-PX at Volumetric Fund's site.

DIVIDEND NEWS

	Volumetric Fund will declare its annual dividend and capital gain distributions on December 31, 2004. The exact date of record, ex-dividend and payment dates will be determined by the Board of Directors. The ex-dividend date is expected to be January 3, 2005. For information regarding projected dividends and distributions please give us a call around the middle or late December.

HAPPY 30TH BIRTHDAY IRA!

	Individual Retirement Accounts (IRAs) were signed into existence September 1974. Today, about 31% of our Fund's net assets are derived from traditional, Roth and other retirement accounts of our shareholders. .

	We would like to remind you that IRA contribution limits have been raised to $3,000 since 2002, and $3,500 if you are age 50 or above. As you know, your Volumetric IRA accounts are completely free of any annual or set-up fees and charges.

NEW SEC REGULATIONS

	The Securities and Exchange Commission (SEC) has adopted new regulations regarding governance of mutual funds. These include rules requiring that mutual fund boards must have at least 75% independent directors and that a fund must have an independent chairman of the board. The compliance date for these rules is January 16, 2006.

These new rules are quite controversial. Two of the five SEC commissioners voted against the new rules. Furthermore, the U.S. Chamber of Commerce has filed a lawsuit against the SEC challenging the new governance rules claiming that the SEC has exceeded its federal statuary mandate and infringes upon state law. At this point, it is premature to
conclude the final resolution of this matter. 	The vast majority of
mutual funds and Volumetric Fund's management agree with the Chamber that the proposed SEC regulations are unnecessary.

 Currently, the Volumetric Fund has nine directors. If the regulations are upheld the number of independent directors will have to be increased from five to seven. Furthermore, an independent director will have to be named as chairman. The positions of chief executive officer (CEO) and president would not be affected.

Irrespective of the fate of these regulations, Volumetric Fund will be able to comply with the new proposed requirements.

UPDATE AND OUTLOOK

Volumetric and the stock market opened on the upside in early October. As of October 6th, the Fund's NAV closed at $19.82 up 2.4% since
September 30 and up 5.7% year to date. We have reduced our cash from 12.4% since the end of the quarter to 5.7%.

Fourth quarters are traditionally strong in election years. Indeed, according to the Stock Trader's Almanac, there was only one losing fourth quarter for the Dow-Jones Industrials in the last 50 years. It was 1964 when the Dow-Jones closed down 1.4%. Consequently, we remain optimistic and believe that a double digit return for Volumetric this year is achievable.

October 7, 2004

              Sincerely,


/s/Gabriel J. Gibs	     /s/Irene J. Zawitkowski

Gabriel J. Gibs		      Irene J. Zawitkowski
Chairman and CEO              President




                   	VOLUMETRIC FUND, INC.
                       STATEMENT OF NET ASSETS
	                  September 30, 2004
	                     (Unaudited)


COMMON STOCKS: 87.6%	                                        MARKET
SHARES	COMPANY	                                                 VALUE
	Aerospace/Defense: 1.2%
 6,700	Raytheon	                                        $254,466
                                                           -------------
	Air Transport: 3.1%
 9,300	Alaska Air Group*                                        230,454
13,500	EGL, Inc.*                                               408,510
                                                           -------------
                                                                 638,964
                                                           -------------

	Apparel: 1.1%
 6,100	Liz Claiborne                                            230,092
                                                           -------------
	Auto/Auto Parts: 1.1%
 5,900	Genuine Parts                                            226,442
                                                           -------------
	Banking: 3.4%
 7,700	Banknorth Group	                                         269,500
 5,200	North Fork Bancorp.                                      231,140
 3,500	Zion Bancorp                                             213,640
                                                           -------------
		                                                 714,280
                                                           -------------
	Building/Construction: 1.3%
 2,900	Ryland Group                                             268,714
                                                           -------------
	Business/Consumer Services: 3.3%
 5,600	ChoicePoint, Inc.*                                       238,840
11,700	Electronic Data Systems                                  226,863
17,500	ServiceMaster Industries                                 225,050
                                                           -------------
	                                                         690,753
                                                           -------------
	Chemicals: 4.8%
 7,000	Albemarle                                                245,630
 5,200	Dow Chemical                                             234,936
 5,500	Rohm & Haas	                                         236,335
 6,300	Sherwin-Williams                                         276,948
                                                           -------------
                                                                 993,849
                                                           -------------
	Communications: 2.3%
 9,000	Bellsouth                                                244,080
 8,800	SBC Communications                                       228,360
                                                           -------------
                                                                 472,440
                                                            -------------
	Computers, Hardware: 0.9%
25,000	Adaptec, Inc.*	                                         190,000
                                                           -------------
	Computers, Software: 3.2%
 4,000	Affiliated Computer Services*                            222,680
12,000	Comverse Technology*                                     225,960
 8,000	Microsoft                                                221,200
                                                           -------------
                                                                 669,840
                                                           -------------
	Consumer Products: 1.0%
 7,700	Helen of Troy*                                            209,594
                                                            -------------
	Drugs: 4.1%
 4,400	Genzyme*                                                  239,404
11,000	Mylan Laboratories                                        198,000
 7,300	Watson Pharmaceuticals*                                   215,058
 5,200	Wyeth                                                     194,480
                                                            -------------
                                                                  846,942
                                                            -------------
	Electrical/Electronics: 4.5%
 7,800	Anixter*                                                  273,702
 6,300	International Rectifier*                                  216,090
15,000	National Semiconductor*                                   232,350
10,000	Texas Instruments                                         212,800
                                                            -------------
                                                                  934,942
                                                            -------------
	Financial Services: 5.3%
 4,300	Affiliated Managers Group*                                230,222
 4,500	American Express                                          231,570
 5,500	Edwards, AG                                               190,410
 8,500	First American Corporation                                262,055
22,000	Schwab Charles                                            202,180
                                                            -------------
                                                                1,116,437
                                                            -------------
	Foods/Beverage: 4.1%
 3,600	Anheuser-Busch                                            179,820
12,500	Hain Celestial Group*	                                  221,000
 8,000	McCormick & Company                                       274,720
 4,200	Smucker, JM                                               186,522
                                                            -------------
	                                                          862,062
                                                            -------------
	Forest Products: 1.3%
 4,000	Temple Inland	                                          268,600
                                                            -------------
	Gold: 1.1%
 4,900	Newmont Mining*                                           223,097
                                                            -------------

	Insurance: 4.4%
 5,500	AFLAC                                                     215,655
 4,600	Jefferson Pilot	                                          228,436
 5,100	Lincoln National                                          239,700
 4,500	Torchmark                                                 239,310
                                                            -------------
		                                                  923,101
                                                            -------------


                                                       	         MARKET
SHARES	COMPANY	                                                  VALUE
	Internet Services: 1.1%
12,000	Verisign*                                                $238,560
                                                            -------------

	 Leisure/Entertainment: 4.9%
 7,100 	 Carnival Corp.                                           335,759
15,000 Caesars Entertainment*                                     250,500
 8,900 	 Fox Entertainment*                                       246,886
17,000  Metro-Goldwin-Mayer, Inc.                                 196,690
                                                           -------------
                                                                1,029,835
                                                            -------------
	 Machinery: 2.9%
11,000 	 AGCO*                                                    248,820
 2,400 	 Cooper Cameron*                                          131,616
 9,000 	 Pall Corp.                                               220,320
                                                            -------------
	                                                          600,756
                                                            -------------
	 Medical:/Healthcare: 1.0%
 7,600 	 Omnicare 	                                          215,536
                                                            -------------
	Metals/Steel: 1.3%
 8,000	Alcoa	                                                  268,720
                                                            -------------
	Misc./Diversified: 3.2%
 7,100	Eastman Kodak                                             228,762
 3,000	ITT Industries                                            239,970
 4,100	Millipore*                                                196,185
                                                            -------------
	                                                          664,917
                                                            -------------
	Oil/Oil Services: 3.6%
 6,500	Pioneer Natural Resources                                 224,120
 4,800	Smith International*                                      291,504
 4,800	Weatherford International*                                244,896
                                                            -------------
                                                                  760,520
                                                            -------------
	Precision Instruments: 1.5%
 5,800	Boston Scientific*                                        230,434
 4,900	Perkin Elmer	                                           84,378
                                                            -------------
	                                                          314,812
                                                            -------------
	Publishing: 1.1%
 3,500	Knight Ridder	                                          229,075
                                                            -------------
	Railroads: 2.5%
 6,600	CSX, Inc.                                                 219,120
10,000	Norfolk Southern                                          297,400
                                                            -------------
	                                                          516,520
                                                            -------------
	Restaurants: 1.9%
14,000	McDonald's Corp.                                          392,420
                                                            -------------
	Retail: 6.4%
 5,900	Costco	                                                  244,909
10,000	Dillard's Inc.                                            197,400
 6,000	Home Depot                                                235,200
 4,600	Kohl's*                                                   221,674
14,000	Shopko Stores*                                            243,740
 7,500	Talbot's                                                  185,925
                                                            -------------
                                                                1,328,848
                                                            -------------
	Trucking: 3.6%
 7,100	Arkansas Best	                                          260,002
 6,700	CNF, Inc.                                                 274,633
 3,000	United Parcel Service                                     227,760
                                                            -------------
	                                                          762,395
                                                            -------------
	Utilities: 1.1%
 9,500	Energy East                                               239,210
                                                            -------------
TOTAL COMMON STOCKS:
(COST	$15,745,418)                                           18,296,739
                                                            -------------

CASH EQUIVALENTS & RECEIVABLES
  	LESS LIABILITIES: 12.4%
   Cash	                                                          87,531
   JP Morgan Prime Money Market Fund                           2,337,222
   Receivable from broker for securities sold                    375,319
   Dividends and interest receivable                              14,555
                                                           -------------
TOTAL CASH EQUIVALENTS/
             RECEIVABLES                                       2,814,627
                                                           -------------
TOTAL ASSETS                                                  21,111,366
LIABILITIES: Payable for securities purchased                   (223,340)
                                                         ---------------
NET ASSETS: 100.0%                                           $20,888,026
		                                          ==============
VOLUMETRIC SHARES OUTSTANDING                                  1,079,259
                                                           -------------

NET ASSET VALUE PER SHARE                                         $19.35
                                                           -------------
*  Non-income producing security




Volumetric Fund, Inc.

87 Violet Drive
Pearl River, New York 10965
Tel: 845-623-7637
800-541-FUND
www.volumetric.com


Investment Adviser and
Transfer Agent

Volumetric Advisers, Inc.
Pearl River, New York

Custodian

J.P. Morgan Chase
New York, New York

Independent Auditors

BKD, LLP
Kansas City, Missouri

Board of Directors

William P. Behrens
Louis Bollag
Jeffrey J. Castaldo
Gabriel J. Gibs, Chairman
Josef Haeupl
Stephen Samitt
David L. Seidenberg
Raymond W. Sheridan
Irene J. Zawitkowski

Officers

Gabriel J. Gibs
    Chairman, CEO, Portfolio Co-Manager
Irene J. Zawitkowski
    President, Portfolio Co-Manager
Raymond W. Sheridan
    Vice President, Treasurer